CONTRACT LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2025
Contract Liabilities
SCHEDULE OF CONTRACT LIABILITIES

	June 30, 2025	December 31, 2024
	US$’000	US$’000
	(Unaudited)	(Audited)
Contract liabilities - beginning of period	3,765	5,008
A change in time frame for a performance obligation satisfied	(3,520)	(11,488)
Advance received	3,547	10,471
Translation adjustment	89	(226)
Contract liabilities - subtotal	3,881	3,765
Less: contract liabilities to related parties	(1,007)	(961)
Contract liabilities - end of period	2,874	2,804